CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED STATEMENTS OF OPERATIONS (Unaudited)
Revenue, net of discounts	$ 0	$ 304	$ 7,195	$ 1,474	$ 1,603	$ 13,944
Cost of goods sold	0	3,556	7,313	4,781	995	12,762
Gross profit	0	(3,252)	(118)	(3,307)	608	1,182
Operating Expenses
Selling, general and administrative	288,739	462,891	686,660	753,027	1,709,100	541,219
Write-off of investments	0	65,000	0	65,000	65,000	0
Total operating expenses	288,739	527,891	686,660	818,027	1,774,100	541,219
Operating loss	(288,739)	(531,143)	(686,778)	(821,334)	(1,773,492)	(540,037)
Other Income
Interest expense	(128,435)	(2,521)	(308,424)	(5,042)
Change in fair value of derivative liabilities	77,982	0	369,573	0	192,759	0
Total other expenses	(50,453)	(2,521)	61,149	(5,042)	192,759	0
Loss from operations before income taxes	(339,192)	(533,664)	(625,629)	(826,376)	(1,580,733)	(540,037)
Provision for income taxes	0	0	0	0	0	0
Net Loss	$ (339,192)	$ (533,664)	$ (625,629)	$ (826,376)	$ (1,580,733)	$ (540,037)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.01)
Weighted average common shares - basic and diluted	50,843,473	44,326,744	52,962,639	43,541,222	47,322,946	37,144,459